CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes. Cash and cash equivalents are comprised of cash at bank and on hand and highly liquid investments that are readily convertible to known amounts of cash, are subject to only an insignificant risk of changes in value and have an original maturity of less than three months.
Cash and cash equivalents consisted of the following items as of December 31:

	2019	2018

Cash and cash equivalents at banks and on hand	932	756
Cash equivalents with original maturity of less than three months	318	1,052
Cash and cash equivalents	1,250	1,808
Less overdrafts	(46)	(17)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,204	1,791

Cash at bank earns interest at floating rates based on bank deposit rates. Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Company, and earn interest at the respective short-term deposit rates.
The imposition of currency exchange controls or other similar restrictions on currency convertibility in the countries in which VEON operates could limit VEON’s ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends from the respective countries. As of December 31, 2019, there were no restricted cash and cash equivalent balances (2018: nil).
Cash balances include investments in money market funds of US$155 (2018: US$349), which are carried at fair value through profit or loss with gains presented within ‘Other non-operating gain / (loss)’ within the consolidated income statement.
As of December 31, 2019, some bank accounts forming part of a cash pooling program and being an integral part of the Company’s cash management remained overdrawn by US$46 (2018: US$17). Even though the total balance of the cash pool remained positive, the Company has no legally enforceable right of set-off and therefore the overdrawn accounts are presented as debt and derivatives within the statement of financial position. At the same time, because the overdrawn accounts are an integral part of the Company’s cash management, they were included as cash and cash equivalents within the statement of cash flows.